LVIP ClearBridge Dividend Strategy Fund Expense Example - LVIP ClearBridge Dividend Strategy Fund	Dec. 31, 2025 USD ($)
Standard Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	343
Service Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	$ 322